FINANCIAL INSTRUMENTS (Details Narrative) - Dec. 31, 2021 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
Cash	$ 115	$ 3,964
Accounts receivable	1,896	234
Accounts payable	$ 4,904	$ 376